Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal provision	$ 0		$ 4,329
State & local provision	0		1,233	723	1,169
Deferred:
Federal (benefit)			(29,772)
State & local (benefit) provision			(1,528)	253	(293)
Provision (benefit) for income taxes			(25,738)	976	876
Provision for income taxes differs from statutory income tax rate
U.S. income tax at federal statutory rate (as a percent)			35.00%
State and local taxes, net of federal benefit	1.30%		2.84%	4.00%	4.00%
Benefit from change in tax status (as a percent)			(31.36%)
LLC income not subject to federal and state tax (as a percent)			(131.83%)
Non-deductible - restricted stock			7.25%
Non-deductible - other			0.34%	0.50%	0.40%
Total (benefit) provision for income taxes (as a percent)	40.60%	2.30%	(117.76%)	4.50%	4.40%
Non-cash tax benefit			28,811
Deferred tax assets:
Deferred revenue			14,237	547
Intangible amortization			14,861
Non-income tax reserve			2,576	91
Non-cash equity-based compensation			1,136	60
Other liabilities			384	10
Net deferred tax assets			33,194	708
Deferred tax liabilities:
Depreciation and amortization			(1,195)	(6)
Net deferred tax assets/(liabilities)			31,999	702
Reconciliation of unrecognized tax benefits
Balance at the beginning of the period	805	60	60
Gross additions for tax positions for prior years	973	18	18
Gross additions for tax positions for current year			727	60
Balance at the end of the period			$ 805	$ 60